Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 13,741,649		$ 10,012,397
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	4.00%	[1]	2.70%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	3,729,252
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	37.20%
Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount			4,607,613
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.90%	[1]	1.30%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	(1,546,274)
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	(33.60%)
Commercial Business
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount			33,055
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.10%	[1]	0.00%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	213,922
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	647.20%
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount			4,972,667
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	2.80%	[1]	1.40%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	4,887,022
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	98.30%
Consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount			399,062
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.20%	[1]	0.10%	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 174,582
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	43.70%

[1]	PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS.